FINANCIAL INSTRUMENTS (Schedule of Financial Assets Measured at Fair Value Level On Recurring Basis) (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019
Cash and Cash Equivalents [Member]
Disclosure of financial assets [line items]
Financial assets	$ 65,777	$ 67,441
Cash and Cash Equivalents [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	65,777	67,441
Cash and Cash Equivalents [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Cash and Cash Equivalents [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets
Short-term investments - money market instruments [Member]
Disclosure of financial assets [line items]
Financial assets	53,430	22,850
Short-term investments - money market instruments [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	53,430	22,850
Short-term investments - money market instruments [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Short-term investments - money market instruments [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in public companies [Member]
Disclosure of financial assets [line items]
Financial assets	6,633	9,253
Investments in public companies [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets	6,633	9,253
Investments in public companies [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in public companies [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in private company [Member]
Disclosure of financial assets [line items]
Financial assets	2,117
Investments in private company [Member] | Level 1 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in private company [Member] | Level 2 [Member]
Disclosure of financial assets [line items]
Financial assets
Investments in private company [Member] | Level 3 [Member]
Disclosure of financial assets [line items]
Financial assets	$ 2,117